4. Future Accounting Pronouncements (Sep. 2018 Note)	6 Months Ended
Sep. 30, 2018
Accounting Changes and Error Corrections [Abstract]
Future Accounting Pronouncements

4. FUTURE ACCOUNTING PRONOUNCEMENTS

ASU 2016-02, Leases (Topic 842) changes the existing accounting standards for lease accounting, including requiring lessees to recognize most leases on their balance sheets and making targeted changes to lessor accounting. ASU 2016-02 is effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption of ASU 2016-02 as of its issuance is permitted. We do not expect the adoption of ASU No. 2016-02 to have a significant impact on our consolidated financial statements.